Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Lease Income [Table Text Block]

December 31, 2019
Operating lease right of use asset	$192
Operating lease liability:
Lease Liability : current	$46
Lease Liability : non-current	146
Total operating lease liability	$192

Lease, Cost [Table Text Block]

Cash paid for rent included in the measurement of operating lease liabilities cash flows	$32
Right-of-use asset obtained in exchange for new operating lease liability	236
Weighted-average remaining lease term - operating leases, in years	2.55
Weighted-average discount rate - operating leases	11.7%

December 31, 2019
Cash paid for rent included in the measurement of operating lease liabilities cash flows	$75
Right-of-use asset obtained in exchange for new operating lease liability	236
Weighted-average remaining lease term- operating leases, in years	3.79
Weighted-average discount rate - operating leases	11.7%

Lessee, Operating Lease, Disclosure [Table Text Block]

For the year ending December 31,	Amount
2020	$38
2021	77
2022	79
2023	3
Total future minimum lease payments	197
Imputed interest	(28)
Total	$169

For year ending	Amount
2020	$69
2021	77
2022	80
2023	3
Total future minimum lease payments	$229
Imputed interest	(37)
Total lease liability	$192